Cash, Cash Equivalents and Restricted Cash - Breakdown of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 8,638	$ 6,526
Total cash, cash equivalents and restricted cash	158,242	153,194	$ 124,223	$ 59,271
Consolidated Entity, Excluding Consolidated VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	149,581	146,560
Variable Interest Entity, Primary Beneficiary [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 23	$ 108